SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues		$ 4,711	$ 4,096	$ 3,810
Other income		136	304	128
Direct operating costs	[1]	(1,434)	(1,365)	(1,274)
Share of revenue, other income and direct operating costs from equity-accounted investments		128	142	98
Management service costs		(243)	(288)	(235)
Interest expense		(1,224)	(981)	(976)
Current		(148)	(43)	(66)
Preferred limited partners equity		(44)	(55)	(54)
Preferred equity		(26)	(26)	(25)
Perpetual subordinated notes		(29)	(12)
Share of interest and cash taxes from equity-accounted investments		(37)	(65)	(37)
Share of Funds From Operations attributable to non-controlling interests		(785)	(773)	(562)
Depreciation		(1,583)	(1,501)	(1,367)
Foreign exchange and financial instruments gain (loss)		(128)	(32)	127
Deferred income tax recovery		150	29	213
Other		(195)	(307)	(432)
Share of earnings from equity-accounted investments		5	(55)	(34)
Net income attributable to non-controlling interests		451	564	382
Net income (loss) attributable to Unitholders		(295)	(368)	(304)
Share of net income		96	22	27
Net income attributable to participating non-controlling interests		334	209	180
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,527	2,150	2,105
Wind
Disclosure of operating segments [line items]
Revenues		1,146	1,074	915
Solar
Disclosure of operating segments [line items]
Revenues		700	563	539
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		338	309	251
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		2,636	2,415	2,047
Other income		292	301	284
Direct operating costs		(926)	(840)	(717)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		2,002	1,876	1,614
Management service costs		(243)	(288)	(217)
Interest expense		(596)	(539)	(485)
Current		(59)	(22)	(26)
Preferred limited partners equity		(44)	(55)	(54)
Preferred equity		(26)	(26)	(25)
Perpetual subordinated notes		(29)	(12)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		1,005	934	807
Depreciation		(934)	(922)	(756)
Foreign exchange and financial instruments gain (loss)		(190)	(129)	(35)
Deferred income tax recovery		156	133	175
Other		(332)	(384)	(495)
Share of earnings from equity-accounted investments		0	0	0
Net income attributable to non-controlling interests		0	0	0
Net income (loss) attributable to Unitholders		(295)	(368)	(304)
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues		964	876	824
Other income		15	42	58
Direct operating costs		(376)	(349)	(301)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		603	569	581
Management service costs		0	0	0
Interest expense		(185)	(158)	(143)
Current		(6)	(2)	1
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		412	409	439
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues		197	169	175
Other income		22	36	54
Direct operating costs		(52)	(50)	(52)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		167	155	177
Management service costs		0	0	0
Interest expense		(20)	(20)	(18)
Current		(9)	(4)	(7)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		138	131	152
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues		273	224	211
Other income		10	14	12
Direct operating costs		(82)	(79)	(92)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		201	159	131
Management service costs		0	0	0
Interest expense		(57)	(28)	(30)
Current		(27)	(3)	(11)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		117	128	90
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues		332	370	263
Other income		31	27	11
Direct operating costs		(124)	(120)	(78)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		239	277	196
Management service costs		0	0	0
Interest expense		(65)	(74)	(73)
Current		(2)	(3)	0
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		172	200	123
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues		31	29	27
Other income		0	1	3
Direct operating costs		(7)	(7)	(6)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		24	23	24
Management service costs		0	0	0
Interest expense		(4)	(5)	(6)
Current		(1)	(1)	(1)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		19	17	17
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues		134	125	105
Other income		23	98	26
Direct operating costs		(24)	(36)	(35)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		133	187	96
Management service costs		0	0	0
Interest expense		(16)	(19)	(15)
Current		(3)	(4)	(2)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		114	164	79
Attributable to Unitholders | Wind | Asia
Disclosure of operating segments [line items]
Revenues		41	32	28
Other income		2	0	3
Direct operating costs		(9)	(8)	(6)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		34	24	25
Management service costs		0	0	0
Interest expense		(11)	(8)	(6)
Current		(2)	(1)	(1)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		21	15	18
Attributable to Unitholders | Solar
Disclosure of operating segments [line items]
Revenues		374	348	245
Other income		90	39	50
Direct operating costs		(102)	(89)	(63)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		362	298	232
Management service costs		0	0	0
Interest expense		(102)	(111)	(90)
Current		(7)	(2)	(3)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		253	185	139
Attributable to Unitholders | Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		290	242	169
Other income		26	3	3
Direct operating costs		(119)	(72)	(61)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		197	173	111
Management service costs		0	0	0
Interest expense		(42)	(38)	(25)
Current		(1)	(2)	(2)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		154	133	84
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues		0	0	0
Other income		73	41	64
Direct operating costs		(31)	(30)	(23)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		42	11	41
Management service costs		(243)	(288)	(217)
Interest expense		(94)	(78)	(79)
Current		(1)	0	0
Preferred limited partners equity		(44)	(55)	(54)
Preferred equity		(26)	(26)	(25)
Perpetual subordinated notes		(29)	(12)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		(395)	(448)	(334)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(188)	(163)	(72)
Other income		(19)	(11)	(29)
Direct operating costs		86	75	34
Share of revenue, other income and direct operating costs from equity-accounted investments		121	99	67
Adjusted EBITDA		0	0	0
Management service costs		0	0	0
Interest expense		19	29	20
Current		10	3	4
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		(29)	(32)	(24)
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		0	0	0
Depreciation		25	38	21
Foreign exchange and financial instruments gain (loss)		3	(2)	8
Deferred income tax recovery		(4)	5	(6)
Other		(29)	14	11
Share of earnings from equity-accounted investments		5	(55)	(34)
Net income attributable to non-controlling interests		0	0	0
Net income (loss) attributable to Unitholders		0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues		2,263	1,844	1,835
Other income		(137)	14	(127)
Direct operating costs		(594)	(600)	(591)
Share of revenue, other income and direct operating costs from equity-accounted investments		7	43	31
Adjusted EBITDA		1,539	1,301	1,148
Management service costs		0	0	(18)
Interest expense		(647)	(471)	(511)
Current		(99)	(24)	(44)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0
Share of interest and cash taxes from equity-accounted investments		(8)	(33)	(13)
Share of Funds From Operations attributable to non-controlling interests		(785)	(773)	(562)
Funds From Operations		0	0	0
Depreciation		(674)	(617)	(632)
Foreign exchange and financial instruments gain (loss)		59	99	154
Deferred income tax recovery		(2)	(109)	44
Other		166	63	52
Share of earnings from equity-accounted investments		0	0	0
Net income attributable to non-controlling interests		451	564	382
Net income (loss) attributable to Unitholders		$ 0	$ 0	$ 0

[1]	Direct operating costs exclude depreciation expense disclosed below.